ACCOUNTS RECEIVABLE	6 Months Ended
Jul. 04, 2020
Subclassifications of assets, liabilities and equities [abstract]
ACCOUNTS RECEIVABLE
ACCOUNTS RECEIVABLE
The Company has the ability to draw up to $125 million under a multi-currency accounts receivable securitization program with a third-party trust sponsored by a highly rated Canadian financial institution. The program is revolving and has an evergreen commitment subject to termination on 12 months’ notice. Under the program, the Company has transferred substantially all of its present and future trade accounts receivable to the trust, on a fully serviced basis, for proceeds consisting of cash and deferred purchase price. However, the asset derecognition criteria under IFRS have not been met and the transferred accounts receivable remain recorded as an asset.
At period-end, the Company had transferred but continued to recognize $122 million (December 31, 2019 – $110 million) in trade accounts receivable, and the Company recorded nil drawings as other long-term debt (December 31, 2019 – $68 million) relating to this financing program. The level of accounts receivable transferred under the program fluctuates with the level of shipment volumes, product prices and foreign exchange rates. The amount the Company is able to draw under the program at any point in time depends on the level of accounts receivable transferred and timing of cash settlements, concentration limits and enhancement ratios. At period-end, the maximum available drawings under the program was $67 million. The amount the Company chooses to draw under the program will fluctuate with the Company’s cash requirements at that point in time. Any drawings are presented as other long-term debt on the balance sheet and are excluded from the net debt to total capitalization calculation for financial covenant purposes (note 5). The utilization charge, which is based on money market rates plus a margin, and other program fees are recorded as finance costs. Year-to-date, the utilization charges on drawings ranged from 1.6% to 2.8% (2019 – 1.6% to 4.1%).
The securitization program contains no financial covenants; however, the program is subject to minimum credit-rating requirements. The Company must maintain a long-term issuer credit rating of at least single B (mid) or the equivalent. As at August 4, 2020, the Company’s ratings were BB (Standard & Poor’s Ratings Services) and Ba1 (Moody’s Investors Service).